Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 179	$ 62
Long- term	9,160	9,303
Total	9,339	9,365	$ 9,311	$ 9,873
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	172	59
Long- term	2,538	2,997
Total	$ 2,710	$ 3,056
Short-term	3.10%	4.30%
Long-term	4.00%	4.10%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 7	$ 3
Long- term	6,622	6,306
Total	$ 6,629	$ 6,309
Short-term	4.70%	5.20%
Long-term	5.60%	5.50%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 6	$ 25
Long- term	6,089	6,144
Total	$ 6,095	$ 6,169
Effective rate	5.80%	5.20%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 73	$ 3
Long- term	2,078	2,438
Total	$ 2,151	$ 2,441
Effective rate	2.70%	3.10%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 55	$ 23
Long- term	329	433
Total	$ 384	$ 456
Effective rate	2.50%	3.20%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 3	$ 3
Long- term	220	221
Total	$ 223	$ 224
Effective rate	4.10%	5.20%
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	$ 334
Total	$ 334
Effective rate	6.80%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 42	$ 8
Long- term	110	67
Total	$ 152	$ 75
Effective rate	4.90%	5.60%